Fees Summary	Aug. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 612,000.00
Previously Paid Amount	0.00
Total Fee Amount	84.52
Total Offset Amount	0.00
Net Fee	84.52
Narrative - Max Aggregate Offering Price	$ 612,000.00
Final Prospectus	true